INITIAL PUBLIC OFFERING (Details) - $ / shares	Feb. 01, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
IPO [Member] | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units sold	24,150,000
Shares Issued, Price Per Share	$ 10.00
IPO [Member] | ITHAX ACQUISITION CORP. | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,150,000
Shares Issued, Price Per Share	$ 10.00